Note 6 - Financial Instruments - 10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]

6. Financial Instruments

Fair Value Measurements

We define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, we consider the principal or most advantageous market in which we would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

We apply the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

During the nine-months ended September 30, 2013 and 2012, we had no Level 2 assets or liabilities. The short-term investment-available for sale outstanding on September 30, 2013 was valued using a Level 1 input. The subordinated convertible note issued to SNC Holdings Corp., which has a convertible option embedded in the note, and the estimated royalty obligations were valued using Level 3 inputs. The change in fair value of the subordinated convertible note is reflected in other expense for the respective period.

Notes Payable and Long-Term Debt

The carrying amount approximates fair value based on management’s estimate of the applied discount rates and fair value adjustments. The subordinated convertible note with an embedded conversion option was discounted at 22.8% over 2 years.

Accounts Payable, Accrued Expenses, Liability to Related Party Under Shared Services Agreement

The carrying amount of these current liabilities approximates fair value because of the short term nature of these items.

Estimated Royalty Obligations

The carrying amount approximates management’s estimate of the fair value of royalty obligations that will be paid (discounted at rates ranging from 25% to 60%) for a period from 3 to 14 years.

The following table summarizes our financial assets and liabilities measured at fair value as presented in the unaudited condensed consolidated balance sheets as of September 30, 2013 and December 31, 2012 (in thousands):

	September 30, 2013			December 31, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Assets:
Short-term investments	$184	—	$—	$—	$—	$—
Liabilities:
Subordinated convertible note with an embedded conversion option	$—	$—	$5,833	$—	$—	$2,137
Royalty obligations	$—	$—	$4,000	$—	$—	$4,000

The following is a summary of activity of Level 3 liabilities for the nine months ended September 30, 2013:

	Subordinated Note with Convertible Option	Estimated Royalty Obligations

Balance at December 31, 2012	$2,137	$4,000
Change in fair value	3,696	—

Balance at September 30, 2013	$5,833	$4,000	**

** Includes $35 thousand of current royalty obligations included in accrued expenses at September 30, 2013.

Our short-term investments are classified as available-for-sale and are remeasured and reported at fair value each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company measures its available-for-sale short-term investments at fair value. These are valued within Level 1 in the fair value hierarchy using the quoted stock prices of these securities.

The Company’s management considers the carrying values of other current assets and other current liabilities of continuing operations to approximate fair values primarily due to their short-term nature.

6. Financial Instruments

Fair Value Measurements

We define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, we consider the principal or most advantageous market in which we would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

We apply the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

During 2012, we had no Level 1 or Level 2 assets or liabilities. The convertible note issued to SNC Holdings Corp., which has a convertible option embedded in the note, and the estimated royalty obligations were valued using Level 3 inputs.

Notes Payable and Long-Term Debt

The carrying amount approximates fair value based on management’s estimate of the applied discount rates and fair value adjustments. The subordinated convertible note with an embedded conversion option was discounted at 22.8% over 2 years.

Accounts Payable, Accrued Expenses, Liability to Related Party Under Shared Services Agreement

The carrying amount of these current liabilities approximates fair value because of the short term nature of these items.

Estimated Royalty Obligations

The carrying amount approximates management’s estimate of the present value of royalty obligations that will be paid, discounted at rates ranging from 25% to 60% for a period from 3 to 14 years.

The liabilities measured at fair value are classified as follows (in thousands):

	December 31, 2012			December 31, 2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Liabilities:
Subordinated convertible note with an embedded conversion option	$—	$—	$2,137	$—	$—	$—
Estimated royalty obligations	$—	$—	$4,000	$—	$—	$—

The following is a summary of activity of Level 3 liabilities for the period from the dates of acquisition to December 31, 2012:

	Subordinated note with convertible option	Estimated Royalty Obligation

Fair value on dates of acquisition	$2,100	$4,000
Change in fair value	37	-

Balance at December 31, 2012	$2,137	$4,000